FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy of the Group's financial instruments

Fair value measurements as of December 31, 2019 using
Quoted
			prices in	Significant	Significant
			active	observable	unobservable
			markets	inputs	inputs
	Total fair value		(Level 1)	(Level 2)	(Level 3)	Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value measurement — Recurring:
CL	24,568	3,529	—	—	24,568	—	—
Fair value measurement — Non-Recurring:
Equity investments accounted for at fair value using the measurement alternative	1,430	205	—	—	1,430	1,320	190